Condensed Consolidated Statement Of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended
	Sep. 30, 2024	Dec. 31, 2024		Sep. 30, 2025
Cash flows from operating activities:
Net loss	$ (16,867)	$ (46,979)		$ (95,478)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of Convertible Notes payable	1,700 [1]	12,600	[2]	21,584 [1]
Stock-based compensation	27	1,256		10,613
Non-cash lease expense				57
Accretion/amortization on investments				(174)
Depreciation expense				17
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(215)	(265)		(1,771)
Accounts payable	298	1,290		60
Accrued expenses and other current liabilities	244	3,980		7,440
Operating lease liabilities				68
Related party accrued expenses and other current liabilities	8,011	5,504		(3,456)
Net cash used in operating activities	(6,802)	(22,614)		(61,040)
Cash flows from investing activities:
Purchases of investments				(148,592)
Payment of security deposit				(59)
Purchases of property and equipment				(193)
Net cash used in investing activities	0			(148,844)
Cash flows from financing activities:
Proceeds from issuance of Convertible Notes payable	95,000	95,000	[3]
Payment of deferred offering costs	(228)	(3,000)
Proceeds from the Pre-Closing Financing, net of 14,548 of offering costs				190,452
Cash acquired in connection with the reverse recapitalization				156
Net cash provided by financing activities	94,772	92,000		190,608
Effect on exchange rates on cash and cash equivalents				(4)
Net (decrease) increase in cash and cash equivalents	87,970	69,386		(19,280)
Cash and cash equivalents at beginning of period	0	0		69,386
Cash and cash equivalents at end of period	87,970	69,386		50,106
Supplemental disclosure of non-cash operating, investing, and financing activities:
Unpaid deferred offering costs				114
Deferred offering costs reclassified from other assets to equity				2,998
Deferred offering costs in accrued expenses and other current liabilities	306	$ 145
Deferred offering costs in accounts payable	$ 625
Operating lease liability arising from obtaining right-of-use asset				773
Prepaids and other current assets acquired in connection with the reverse recapitalization				416
Other liabilities assumed in connection with the reverse recapitalization				(1,020)
Convertible note principal and non-cash accrued interest converted to common stock and pre-funded warrants				129,184
Non-cash exchange of Series Seed Convertible Preferred Stock for Company Series A non-voting convertible preferred stock				$ 2

[1]	Includes related party amounts of $4.6 million for the nine months ended September 30, 2025, and none for the three months ended September 30, 2025. Includes related party amounts of $0.4 million for the period from June 18, 2024 (inception) through September 30, 2024 (see Note 15).
[2]	Includes related party amount of $2.7 million for the period from June 18, 2024 (inception) to December 31, 2024 (see Note 13).
[3]	Includes related party amount of $20.0 million for the period from June 18, 2024 (inception) to December 31, 2024.